Revenue Recognition	9 Months Ended
Sep. 30, 2023
The Arena Group Holdings Inc [Member]
Revenue Recognition

16. Revenue Recognition

Disaggregation of Revenue

The following table provides information about disaggregated revenue by category, geographical market and timing of revenue recognition:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue by category:
Digital revenue
Digital advertising	$36,659	$28,512	$89,458	$74,849
Digital subscriptions	3,181	4,629	10,430	16,580
Licensing and syndication revenue	4,468	4,391	13,523	11,820
Other digital revenue	1,516	458	3,486	1,374
Total digital revenue	45,824	37,990	116,897	104,623
Print revenue
Print advertising	2,259	3,443	7,677	7,786
Print subscriptions	15,335	15,844	49,030	46,863
Total print revenue	17,594	19,287	56,707	54,649
Total	$63,418	$57,277	$173,604	$159,272
Revenue by geographical market:
United States	$61,126	$55,374	$169,326	$156,447
Other	2,292	1,903	4,278	2,825
Total	$63,418	$57,277	$173,604	$159,272
Revenue by timing of recognition:
At point in time	$60,237	$52,648	$163,174	$142,692
Over time	3,181	4,629	10,430	16,580
Total	$63,418	$57,277	$173,604	$159,272

For the three and nine months ended September 30, 2022, disaggregated revenue represents revenue from continuing operations.

Contract Balances

The timing of the Company’s performance under its various contracts often differs from the timing of the customer’s payment, which results in the recognition of a contract asset or a contract liability. A contract asset is recognized when a good or service is transferred to a customer and the Company does not have the contractual right to bill for the related performance obligations. A contract liability is recognized when consideration is received from the customer prior to the transfer of goods or services.

The following table provides information about contract balances:

	As of
	September 30, 2023 (unaudited)	December 31, 2022
Unearned revenue (short-term contract liabilities):
Digital revenue	$18,452	$18,571
Print revenue	45,305	40,132
	$63,757	$58,703
Unearned revenue (long-term contract liabilities):
Digital revenue	$738	$1,118
Print revenue	13,794	18,583
	$14,532	$19,701

Unearned Revenue – Unearned revenue, also referred to as contract liabilities, include payments received in advance of performance under certain contracts and are recognized as revenue over time. The Company records contract liabilities as unearned revenue on the condensed consolidated balance sheets.